Taxation	12 Months Ended
Dec. 31, 2022
Taxation Abstract
TAXATION
12.	TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

Hong Kong

Entities incorporated in Hong Kong are subject to profits tax in Hong Kong at the rate of 16.5%. According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, effective April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. The Group was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

Generally, the Company’s subsidiaries that are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

For the year ended December 31, 2020 and 2021, JYD WLKJ, JYD SZGJHY, JYD SM, JYD XC, JYD BG, JYD XYX, JYD NJWL, JYD DS, JYD SHWL were recognized as small low-profit enterprises and there was one additional subsidiary, JYD YCKJ, was recognized as small low-profit enterprise for the year ended December 31, 2022. For the year ended December 31, 2022, JYD WLKJ changed to be a general taxpayer whose applicable tax rate is 25.0% and other subsidiaries remained unchanged. Entities with annual taxable income exceeding RMB3,000,000, total assets exceeding RMB50,000,000, and their number of employees exceeding 300 are considered general taxpayer.

In January 2019, the State Administration of Taxation announced that from January 1, 2019 to December 31, 2021, small and low-profit enterprises can enjoy a 20% corporate income tax rate on 25% of their taxable income amount for the proportion of taxable income not exceeding RMB1 million; and a 20% corporate income tax on 50% of their taxable income amount of more than RMB1 million but not exceeding RMB3 million. The State Administration of Taxation further announced that from January 1, 2022 to December 31, 2022, for the portion of taxable income not exceeding RMB1 million, the amount of taxable income can be halved from 25% to 12.5%, and the corporate income tax will be levied at 20%, for small and low-profit enterprises, and from January 1, 2022 to December 31, 2024, small and low-profit enterprises can enjoy a 20% corporate income tax rate on 25% of the taxable income amount for the portion of taxable income more than RMB1 million but not exceeding RMB3 million.

The income tax provision consisted of the following components:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Current income tax expenses	2,637,319	839,107	2,465,462	353,999
Deferred income tax (benefits)/expenses	(1,002,390)	864,072	116,755	16,764
Total income tax expenses	1,634,929	1,703,179	2,582,217	370,763

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Income / (loss) before provision for income taxes is attributable to the following geographic locations:
PRC	4,728,447	12,016,517	8,630,868	1,239,248
Foreign	(46,390)	(89,670)	(4,670,754)	(670,642)
Total Income before Income Taxes	4,682,057	11,926,847	3,960,114	568,606

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2020	2021	2022

PRC statutory income tax rate	25.0%	25.0%	25.0%
Impact of different tax rates in other jurisdictions	0.0%	0.0%	22.3%
Effect of preferential tax rate	(2.3)%	(6.4)%	53.3%
Non-deductible (Non-taxable) items	1.5%	0.9%	0.9%
Effect of additional R&D deduction	0.0%	0.0%	(9.0)%
Tax effect on deferred offering costs	0.0%	(1.9)%	(32.3)%
Change in valuation allowance	10.7%	(3.3)%	5.0%
Effective tax rate	34.9%	14.3%	65.2%

The effect on deferred offering costs mainly resulted from the book-tax difference of capitalization for initial public offerings expenses. The deferred offering costs are deductible under PRC tax regulation.

As of December 31, 2021 and 2022, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB	US$
Deferred tax assets:
Net operating loss carried forward	1,724,529	1,750,257	251,308
Bad debt provision	39,337	96,568	13,866
Less: Valuation allowance	(1,625,548)	(1,825,262)	(262,078)
Deferred tax assets, net of valuation allowance	138,318	21,563	3,096

As of December 31, 2022, PRC net operating loss carry forward will expire, if unused, in the following amounts:

For the fiscal years ended December 31,	Amounts
2023	1,624,913
2024	2,206,569
2025	3,216,362
2026	395,107
2027	12,468,752
19,911,703

Valuation allowances have been provided on the deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods.

Net operating loss from Hong Kong can be carried forward indefinitely.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.

The Group’s taxes payable consists of the following:

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB	US$
Income tax payable	1,820,229	1,768,285	253,896
VAT and other taxes payable	525,685	362,148	51,998
Total taxes payable	2,345,914	2,130,433	305,894